Segment Disclosures (Tables)	12 Months Ended
Feb. 29, 2016
Segment Reporting [Abstract]
Revenue from Continuing Operations by Major Geographic Segments
Revenue, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 29, 2016		February 28, 2015		March 1, 2014
North America
Canada	$238	11.0%	$216	6.4%	$491	7.2%
United States	714	33.0%	775	23.2%	1,320	19.4%
	952	44.0%	991	29.6%	1,811	26.6%
Europe, Middle East and Africa
United Kingdom	195	9.0%	292	8.8%	604	8.9%
Other	621	28.8%	1,139	34.2%	2,387	35.0%
	816	37.8%	1,431	43.0%	2,991	43.9%
Latin America	117	5.4%	380	11.4%	907	13.3%
Asia Pacific	275	12.8%	533	16.0%	1,104	16.2%
	$2,160	100.0%	$3,335	100.0%	$6,813	100.0%

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Revenue mix
Software and services	$494	$248	$235
Hardware	862	1,431	3,785
Service access fees	779	1,606	2,698
Other	25	50	95
	$2,160	$3,335	$6,813
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 29, 2016		February 28, 2015
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$1,002	$1,467	$1,628	$3,368
United States	1,024	3,429	202	2,700
United Kingdom	39	220	79	126
Other	178	418	107	364
	$2,243	$5,534	$2,016	$6,558